NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2014
NONCONTROLLING INTERESTS [Abstract]
Schedule of changes in non-controlling interest
Total noncontrolling interests
Balance as of December 31, 2011	22,934
Net loss	(6,637)
Foreign currency translation adjustment	(74)
Disposal of subsidiary	933
Balance as of December 31, 2012	17,156
Net loss	(331)
Foreign currency translation adjustment	549
Balance as of December 31, 2013	17,374
Net income	5,154
Foreign currency translation adjustment	(54)
Balance as of December 31, 2014	22,474